Grading Indicators Related to Bank's Retail Loans and Wholesale Loans (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	₨ 3,943,449.1	$ 63,287.5	₨ 3,228,261.3
Performing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	3,904,124.3	62,656.4	3,198,574.8
Retail Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	2,720,988.5	43,668.5	2,188,337.7
Retail Loans | Performing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	2,695,153.3		2,167,409.4
Retail Loans | Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	25,835.2		20,928.3
Retail Loans | Consumer Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	486,251.7	7,803.8	407,811.6
Retail Loans | Consumer Portfolio Segment | Performing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	483,533.0		405,966.4
Retail Loans | Consumer Portfolio Segment | Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	2,718.7		1,845.2
Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	449,381.7	7,212.0	347,393.8
Retail Loans | Personal loans/Credit card | Performing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	446,733.3		345,409.4
Retail Loans | Personal loans/Credit card | Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	2,648.4		1,984.4
Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	660,456.7	10,599.5	519,472.2
Retail Loans | Retail Business Banking | Performing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	650,444.2		512,367.6
Retail Loans | Retail Business Banking | Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	10,012.5		7,104.6
Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	305,995.4	4,910.9	280,372.2
Retail Loans | Commercial vehicle and construction equipment finance | Performing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	300,436.0		274,164.4
Retail Loans | Commercial vehicle and construction equipment finance | Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	5,559.4		6,207.8
Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	241,368.8	3,873.7	193,180.5
Retail Loans | Housing loans | Performing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	241,126.1		192,974.7
Retail Loans | Housing loans | Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	242.7		205.8
Retail Loans | Other Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	577,534.2	9,268.6	440,107.4
Retail Loans | Other Loan | Performing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	572,880.7		436,526.9
Retail Loans | Other Loan | Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	4,653.5		3,580.5
Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	1,222,460.6	19,619.0	1,039,923.6
Wholesale loans | Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	13,489.6	216.5	8,758.2
Wholesale loans | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	1,205,084.8	19,340.2	1,029,884.6
Wholesale loans | Labeled
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	₨ 3,886.2	$ 62.3	₨ 1,280.8